SCHEDULE OF INVESTMENT IN AVAILABLE FOR SALE SECURITIES AT FAIR VALUE (Details) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Cost or Amortized Cost	$ 9,271	$ 13,899
Estimated Fair Value	9,366	14,222
Deposit / (Withdraw)	(5,320)
Dividends, Interest and Income	369
Gross Unrealized Gains / (Losses)	95
Cash Investments [Member]
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Cost or Amortized Cost	28	6,531
Estimated Fair Value	28	6,531
Deposit / (Withdraw)	(6,728)
Dividends, Interest and Income	225
Gross Unrealized Gains / (Losses)
Fixed Income Investments [Member]
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Cost or Amortized Cost	9,187	7,274
Estimated Fair Value	9,282	7,597
Deposit / (Withdraw)	1,446
Dividends, Interest and Income	144
Gross Unrealized Gains / (Losses)	95
Investment Certificate [Member]
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Cost or Amortized Cost	56	94
Estimated Fair Value	56	$ 94
Deposit / (Withdraw)	(38)
Dividends, Interest and Income
Gross Unrealized Gains / (Losses)